LIBERTY COUNSELOR PORTFOLIOS
ANNUAL REPORT
3/19/01


DEAR SHAREHOLDER:

The past 12 months brought about a changing investment environment. After a period of years where growth stocks outpaced most of the rest of the market, a transition took place. In domestic equity markets, growth stocks, after starting the year in what had become their customary strong position, eventually lost ground. This led to a decline in the stock market as a whole, although value stocks generally fared better.

Fixed income markets generally performed rather well during the past year, although this too was a mixed bag. While U.S. Treasury and mortgage-backed securities enjoyed solid returns, the high-yield bond market moved in the opposite direction. Overseas, results were somewhat mixed, but taken together, foreign markets also registered negative performance.

As an investor in a Liberty Counselor Portfolio, you have had the opportunity to benefit from asset allocation. While parts of the market may be struggling, poor performance in one sector could be offset by stronger returns in other parts of the market.

This will be the last annual report of the Liberty Counselor Portfolios. As you are aware, the Board of Trustees of Liberty Counselor Income Portfolio, Liberty Counselor Balanced Portfolio and Liberty Counselor Growth Portfolio has decided to liquidate the funds into the underlying funds that comprise the Portfolios. Further details and rationale for this action were provided to shareholders in a letter dated December 3, 2000.

In this report, manager Christopher Carabell will provide more specific information about the performance and strategies used over the past 12 months. We have appreciated the opportunity to serve your investment needs, and hope that you will continue to rely on the Liberty Funds family to help you meet your financial objectives.

Sincerely,



Stephen E. Gibson
President

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

PORTFOLIO MANAGER'S REPORT


A SHIFT IN U.S. EQUITY MARKETS

The year began with U.S. equity markets continuing a long trend that favored growth stocks, particularly those of technology companies. In early spring, 2000, the environment quickly changed. Growth stocks suddenly fell out of favor, and investors shifted their allegiance to value-oriented stocks, which had been underperforming in recent years. The technology sector was particularly hard hit, with the technology-laden NASDAQ index losing more than 40% of its value from March through November. Conversely, value stocks enjoyed superior performance during this period. In particular, utilities and Real Estate Investment Trusts (REITs) were among the strongest performers.

BOND MARKETS RALLY

Many parts of the bond market proved to be a good place to invest through much of the 12-month period. This was the case despite the fact that the Federal Reserve continued to raise short-term interest rates in an effort to temper growth of the domestic economy. U.S. Treasury securities performed particularly well as investors showed an interest in higher-quality bonds and the government began to buy back long-term Treasury debt. Mortgage-backed securities also responded positively to the environment, particularly in the second half of the year. The same was not true for lower-rated, high-yield bonds, which struggled for much of the year, suffering significant setbacks in October and November.

INTERNATIONAL EQUITIES SLIDE

Foreign stocks were among the weakest performers in the group. Due in large part to poor returns from investments in Japan and other Pacific markets and to the strength of the U.S. dollar (which negatively affects returns on foreign investments), international funds had a detrimental effect on portfolio performance.

THE CASE FOR DIVERSIFICATION

The varied performance of different markets over the past year provided strong justification for a diversified portfolio. Strength in the fixed income market and in the value sector of the equity market helped to offset poor performance among other market sectors. A diversified approach, used by Liberty Counselor Portfolios, seeks to reduce the effects of market volatility. While the Portfolios have been liquidated, we encourage investors to consider a diversified approach to investing going forward. In today's volatile market environment, a diversified portfolio may offer the potential for relative strength and stability.

                                                         CHRISTOPHER S. CARABELL

                                                               Portfolio Manager

CHRISTOPHER S. CARABELL is responsible for the management of the portfolios. Mr. Carabell is a senior vice president of investments and joined Liberty Asset Management Company, the Advisor, in 1996.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments; stocks of smaller companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies; global investing poses special risks including those related to economic and political developments, as well as currency fluctuations; bond investments are affected by interest rate changes and the creditworthiness of the issues held by the funds; high-yield investing poses additional credit risk related to lower-rated bonds.

The asset allocation percentages for each model represent target ratios that may vary over time. Please refer to the prospectus for additional details.

LIBERTY COUNSELOR INCOME PORTFOLIO


LIBERTY COUNSELOR INCOME PORTFOLIO SEEKS CURRENT INCOME. IT IS THE MOST CONSERVATIVE OF THE LIBERTY COUNSELOR PORTFOLIOS, FOCUSING PRIMARILY ON BOND FUNDS THAT INVEST IN MORTGAGE, U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS. THE MANAGER IS FREE TO INVEST UP TO 20% OF THE PORTFOLIO'S ASSETS IN STOCK FUNDS THAT INVEST IN COMMON STOCKS OF LARGE COMPANIES AND UTILITIES, AS WELL AS REAL ESTATE INVESTMENT TRUSTS (REITS).

Class A shares of the Liberty Counselor Income Portfolio returned 7.18% during the 12-month period ended November 30, 2000, without a sales charge. The Portfolio consists primarily of fixed-income investments, but also includes some equity market exposure. By comparison, the Lehman Brothers Aggregate Bond Index returned 9.06% for the same period.

With U.S. Treasury bonds among the strongest performers, the Portfolio's investment in Liberty Intermediate Government Fund contributed positively to overall return. Conversely, the Portfolio's 15% allocation in equity funds hurt performance, and was the key reason why overall return lagged in comparison to the Lehman bond index mentioned above. Our equity holdings emphasized value, utilities and real estate investments. However, a small portion dedicated to Liberty Growth Stock Fund proved detrimental to our overall performance as the growth segment of the equity market faltered through much of the year.

We believe that the income markets are likely to continue to experience volatility in the months to come. A diversified approach to investments in various asset classes and investment styles can provide conservative investors with the potential for current income and moderate capital appreciation.

LIBERTY COUNSELOR INCOME PORTFOLIO

12/1/99-11/30/00

HIGHLIGHTS:

SIDEBARS:

NET ASSET VALUE PER SHARE AS OF 11/30/00 ($)
Class A                                     9.55
Class B                                     9.54
Class C                                     9.57


DISTRIBUTIONS DECLARED PER SHARE FROM 12/1/99-11/30/00 ($)
Class A                                     .620
Class B                                     .548
Class C                                     .548


CHART IN TEXT:

                      BROAD-BASED MARKET INDEX PERFORMANCE

                                12/1/99-11/30/00

                     LIBERTY COUNSELOR
                     INCOME PORTFOLIO,
                      CLASS A SHARES,
                      WITHOUT A SALES                        LEHMAN BROTHERS
                           CHARGE        S&P 500 INDEX     AGGREGATE BOND INDEX     MSCI-EAFE INDEX
1 YEAR RETURN (%)           7.18             -4.23                 9.06                  -9.67

Past performance does not guarantee future results. Returns and value of an investment may vary resulting in a gain or loss on sale.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance of U.S. bonds. The MSCI-EAFE Index is a broad-based index that tracks the performance of stocks of companies in Europe, Australia and the Far East. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

PORTFOLIO MANAGERS' REPORT

SIDEBARS:

PORTFOLIO HOLDINGS AS OF 11/30/00                                     %
FIXED INCOME:

Liberty Intermediate Government Fund                                32.52
Stein Roe Intermediate Bond Fund                                    26.81
Liberty Contrarian Income Fund                                      16.04
Liberty Strategic Income Fund                                       10.17

EQUITY:

Liberty Utilities Fund                                               5.02
Liberty Value Fund                                                   4.97
Stein Roe Growth Stock Fund                                          4.47

Underlying funds are calculated as a percentage of the Portfolio's total investments. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these percentages in the underlying funds in the future.

PERFORMANCE INFORMATION:

    PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 1/29/99-11/30/00**


    PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 1/29/99-11/30/00

                                      WITHOUT                       WITH
                                   SALES CHARGE ($)           SALES CHARGE ($)
CLASS A                                10,639                      10,133
CLASS B                                10,482                      10,101
CLASS C                                10,512                      10,512

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00

SHARE CLASS(1)              A                            B                           C
INCEPTION                1/29/99                      1/29/99                     1/29/99
                  Without                      Without                     Without
                   sales       With sales       sales       With sales      sales       With sales
                 Charge (%)    charge (%)     charge (%)    charge (%)    charge (%)     charge (%)
1 YEAR             7.18          2.09           6.38          1.38          6.36           5.36
LIFE               3.43          0.73           2.60          0.55          2.76           2.76


AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

SHARE CLASS(1)               A                             B                              C
                   Without                      Without                        Without
                    sales       With sales       sales         With sales       sales         With sales
                  charge (%)    charge (%)     charge (%)      charge (%)     charge (%)      charge (%)
1 YEAR              8.45          3.30           7.53            2.53            7.50             6.50
LIFE                3.86          0.87           3.02            0.74            3.19             3.19

(1) Inception for all share classes is January 29, 1999.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 4% since inception for Class B shares and 1% for one year for Class C shares. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

    Counselor Income Portfolio - A (No Load)

                1/29/99                      $10,000.00
01/29/99-01/31/99                       0    $10,000.00
02/01/1999 - 02/28/1999            -2.25%    $ 9,775.00
03/01/1999 - 03/31/1999             1.27%    $ 9,899.14
04/01/1999 - 04/30/1999             1.36%    $10,033.77
05/01/1999 - 05/31/1999            -1.18%    $ 9,915.37
06/01/1999 - 06/30/1999             0.54%    $ 9,968.92
07/01/1999 - 07/31/1999            -0.79%    $ 9,890.16
08/01/1999 - 08/31/1999            -0.71%    $ 9,819.94
09/01/1999 - 09/30/1999             0.02%    $ 9,821.90
10/01/1999 - 10/31/1999             0.64%    $ 9,884.76
11/01/1999 - 11/30/1999             0.42%    $ 9,926.28
12/01/1999 - 12/31/1999             0.74%    $ 9,999.74
01/01/2000 - 01/31/2000            -0.62%    $ 9,937.74
02/01/2000 - 02/29/2000             0.75%    $10,012.27
03/01/2000 - 03/31/2000             2.01%    $10,213.52
04/01/2000 - 04/30/2000            -0.32%    $10,180.83
05/01/2000 - 05/31/2000            -0.20%    $10,160.47
06/01/2000 - 06/30/2000             1.71%    $10,334.22
07/01/2000 - 07/31/2000             0.63%    $10,399.32
08/01/2000 - 08/31/2000             2.11%    $10,618.75
09/01/2000 - 09/30/2000             0.31%    $10,651.67
10/01/2000 - 10/31/2000            -0.21%    $10,629.30
11/01/2000 - 11/30/2000             0.09%    $10,638.83

    Counselor Income Portfolio - A (With Load)

                1/29/99                       $ 9,525.00
01/29/99-01/31/99                        0    $ 9,525.00
02/01/1999 - 02/28/1999             -2.25%    $ 9,310.69
03/01/1999 - 03/31/1999              1.27%    $ 9,428.93
04/01/1999 - 04/30/1999              1.36%    $ 9,557.17
05/01/1999 - 05/31/1999             -1.18%    $ 9,444.39
06/01/1999 - 06/30/1999              0.54%    $ 9,495.39
07/01/1999 - 07/31/1999             -0.79%    $ 9,420.38
08/01/1999 - 08/31/1999             -0.71%    $ 9,353.49
09/01/1999 - 09/30/1999              0.02%    $ 9,355.36
10/01/1999 - 10/31/1999              0.64%    $ 9,415.24
11/01/1999 - 11/30/1999              0.42%    $ 9,454.78
12/01/1999 - 12/31/1999              0.74%    $ 9,524.75
01/01/2000 - 01/31/2000             -0.62%    $ 9,465.69
02/01/2000 - 02/29/2000              0.75%    $ 9,536.69
03/01/2000 - 03/31/2000              2.01%    $ 9,728.37
04/01/2000 - 04/30/2000             -0.32%    $ 9,697.24
05/01/2000 - 05/31/2000             -0.20%    $ 9,677.85
06/01/2000 - 06/30/2000              1.71%    $ 9,843.34
07/01/2000 - 07/31/2000              0.63%    $ 9,905.35
08/01/2000 - 08/31/2000              2.11%    $10,114.36
09/01/2000 - 09/30/2000              0.31%    $10,145.71
10/01/2000 - 10/31/2000             -0.21%    $10,124.41
11/01/2000 - 11/30/2000              0.09%    $10,133.49

                  Lehman Aggregate Bond Index

                1/31/99                               $10,000.00
02/01/1999 - 02/28/1999               -1.75%          $ 9,825.00
03/01/1999 - 03/31/1999                0.55%          $ 9,879.04
04/01/1999 - 04/30/1999                0.32%          $ 9,910.65
05/01/1999 - 05/31/1999               -0.88%          $ 9,823.44
06/01/1999 - 06/30/1999               -0.32%          $ 9,792.00
07/01/1999 - 07/31/1999               -0.43%          $ 9,749.90
08/01/1999 - 08/31/1999               -0.05%          $ 9,745.02
09/01/1999 - 09/30/1999                1.16%          $ 9,858.06
10/01/1999 - 10/31/1999                0.37%          $ 9,894.54
11/01/1999 - 11/30/1999               -0.01%          $ 9,893.55
12/01/1999 - 12/31/1999               -0.48%          $ 9,846.06
01/01/2000 - 01/31/2000               -0.33%          $ 9,813.57
02/01/2000 - 02/29/2000                1.21%          $ 9,932.31
03/01/2000 - 03/31/2000                1.32%          $10,063.42
04/01/2000 - 04/30/2000               -0.29%          $10,034.23
05/01/2000 - 05/31/2000               -0.05%          $10,029.22
06/01/2000 - 06/30/2000                2.08%          $10,237.83
07/01/2000 - 07/31/2000                0.91%          $10,330.99
08/01/2000 - 08/31/2000                1.45%          $10,480.79
09/01/2000 - 09/30/2000                0.63%          $10,546.82
10/01/2000 - 10/31/2000                0.66%          $10,616.43
11/01/2000 - 11/30/2000                1.64%          $10,790.54

LIBERTY COUNSELOR BALANCED PORTFOLIO

LIBERTY COUNSELOR BALANCED PORTFOLIO SEEKS A BALANCE OF LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME. IT INVESTS IN A MIX OF STOCK AND BOND MUTUAL FUNDS, INCLUDING FUNDS THAT INVEST IN LARGE AND SMALL COMPANY AND INTERNATIONAL STOCKS, AS WELL AS U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS.

Class A shares of Liberty Counselor Balanced Portfolio generated a total return of 3.95% without a sales charge during the 12-month period ended November 30, 2000. By comparison, the S&P 500 Index, a broad measure of U.S. common stock performance, lost 4.23% during the same period, while the Lehman Brothers Aggregate Bond Index returned 9.06%.

About 45% of the Fund's assets are diversified among a number of fixed-income funds. The Portfolio benefited from its allocation to fixed-income fund investments. Funds that emphasized holdings of government bonds and mortgage-backed securities, which were among the strongest-performing sectors of the investment markets as a whole during this period, performed particularly well. The Portfolio also benefited from its allocation to Liberty Value Fund, which took advantage of renewed investor interest in value stocks. Performance setbacks occurred in Liberty Growth Stock Fund, which suffered due to weakness in the technology sector, and Liberty Newport Asia Pacific Fund, hurt by struggling markets in Japan and other Pacific markets.

We feel that the environment is likely to remain volatile in the months ahead as concerns grow about the direction of the economy and rising inflation threats. A diversified approach to a variety of asset classes can help offset that volatility while still providing investors with the potential for current income and capital appreciation.

LIBERTY COUNSELOR BALANCED PORTFOLIO

12/1/99-11/30/00

HIGHLIGHTS:

SIDEBARS:

NET ASSET VALUE PER SHARE AS OF 11/30/00 ($)
Class A                                     10.34
Class B                                     10.34
Class C                                     10.35
Class Z                                     10.42


DISTRIBUTIONS DECLARED PER SHARE 12/1/99-11/30/00 ($)
Class A                                     .404
Class B                                     .322
Class C                                     .322
Class Z                                     .431


CHART IN TEXT:

                      BROAD-BASED MARKET INDEX PERFORMANCE
                                12/1/99-11/30/00

                     LIBERTY COUNSELOR
                    BALANCED PORTFOLIO,
                      CLASS A SHARES,
                      WITHOUT A SALES                      LEHMAN BROTHERS
                          CHARGE         S&P 500 INDEX   AGGREGATE BOND INDEX     MSCI-EAFE INDEX
1 YEAR RETURN (%)          3.95             (4.23)              9.06                  (9.67)

Past performance does not guarantee future results. Returns and value of an investment may vary resulting in a gain or loss on sale.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance of U.S. bonds. The MSCI-EAFE Index is a broad-based index that tracks the performance of stocks of companies in Europe, Australia and the Far East. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

PORTFOLIO MANAGERS' REPORT

SIDEBARS:

PORTFOLIO HOLDINGS AS OF 11/30/00                                       %
FIXED INCOME:
Liberty Intermediate Government Fund                                  15.6
Stein Roe Intermediate Bond Fund                                      15.5
Liberty Contrarian Income Fund                                        10.3
Liberty Strategic Income Fund                                          5.0
EQUITY:
Liberty Value Fund                                                    20.5
Stein Roe Growth Stock Fund                                           18.6
Liberty Newport International Equity Fund                              7.4
Liberty Small Cap Value Fund                                           4.8
Liberty Newport Asia Pacific Fund                                      2.3

Underlying funds are calculated as a percentage of the Portfolio's total investments. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these percentages in the underlying funds in the future.

PERFORMANCE:

    PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 1/29/99-11/30/00**

LIBERTY COUNSELOR     LIBERTY COUNSELOR
BALANCED PORTFOLIO    BALANCED PORTFOLIO
  WITHOUT SALES              WITH            LEHMAN BROTHERS
     CHARGE ($)         SALES CHARGE ($)   AGGREGATE BOND INDEX   S&P 500 INDEX
                  **We will need the quarterly plot points from
                1/99 through 11/00 for each of the hypotheticals

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance U.S. bonds. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.

    PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 1/29/99-11/30/00

                             WITHOUT                      WITH
                          SALES CHARGE ($)           SALES CHARGE ($)
CLASS A                       10,908                      10,280
CLASS B                       10,777                      10,377
CLASS C                       10,787                      10,787
CLASS Z                       11,016                         N/A


AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00

SHARE CLASS                     A                           B                            C                    Z*
INCEPTION                    1/29/99                     1/29/99                      1/29/99              9/29/99
                     Without                      Without                      Without                     Without
                      sales       With sales       sales       With sales       sales       With sales      sales
                    Charge (%)    charge (%)     charge (%)    charge (%)    charge (%)     charge (%)    charge (%)
1 YEAR                3.95          (2.03)         3.16          (1.84)        3.16           2.16          4.18
LIFE                  4.85           1.52          4.16           2.03         4.21           4.21          5.42

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

SHARE CLASS                     A                           B                            C                    Z*
                     Without                      Without                     Without                      Without
                      sales       With sales       sales       With sales      sales       With sales       sales
                    charge (%)    charge (%)     charge (%)    charge (%)    charge (%)     charge (%)    charge (%)
1 YEAR                12.06          5.62          11.53          6.53          11.40          10.40        13.15
LIFE                   8.01          4.24           7.35          5.05           7.41           7.41         8.63


*Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of a newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been higher.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 4% since inception for Class B shares and 1% for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Counselor Balanced Portfolio - A (No Load)

                1/29/99                        $10,000.00
01/29/1999-01/31/1999                 0.00%    $10,000.00
02/01/1999 - 02/28/1999              -2.10%    $ 9,790.00
03/01/1999 - 03/31/1999               3.49%    $10,131.67
04/01/1999 - 04/30/1999               2.67%    $10,402.19
05/01/1999 - 05/31/1999              -1.35%    $10,261.76
06/01/1999 - 06/30/1999               2.42%    $10,510.09
07/01/1999 - 07/31/1999              -1.34%    $10,369.26
08/01/1999 - 08/31/1999              -1.36%    $10,228.23
09/01/1999 - 09/30/1999              -0.79%    $10,147.43
10/01/1999 - 10/31/1999               1.60%    $10,309.79
11/01/1999 - 11/30/1999               1.77%    $10,492.27
12/01/1999 - 12/31/1999               4.03%    $10,915.11
01/01/2000 - 01/31/2000              -2.45%    $10,647.69
02/01/2000 - 02/29/2000               1.64%    $10,822.31
03/01/2000 - 03/31/2000               4.17%    $11,273.60
04/01/2000 - 04/30/2000              -1.56%    $11,097.74
05/01/2000 - 05/31/2000              -1.03%    $10,983.43
06/01/2000 - 06/30/2000               1.87%    $11,188.82
07/01/2000 - 07/31/2000              -0.93%    $11,084.76
08/01/2000 - 08/31/2000               4.34%    $11,565.84
09/01/2000 - 09/30/2000              -1.69%    $11,370.38
10/01/2000 - 10/31/2000              -0.93%    $11,264.64
11/01/2000 - 11/30/2000              -3.18%    $10,907.52

Counselor Balanced Portfolio - A (With Load)

                1/29/99                            $ 9,425.00
01/29/1999-01/31/1999                  0.00%       $ 9,425.00
02/01/1999 - 02/28/1999               -2.10%       $ 9,227.08
03/01/1999 - 03/31/1999                3.49%       $ 9,549.10
04/01/1999 - 04/30/1999                2.67%       $ 9,804.06
05/01/1999 - 05/31/1999               -1.35%       $ 9,671.71
06/01/1999 - 06/30/1999                2.42%       $ 9,905.76
07/01/1999 - 07/31/1999               -1.34%       $ 9,773.02
08/01/1999 - 08/31/1999               -1.36%       $ 9,640.11
09/01/1999 - 09/30/1999               -0.79%       $ 9,563.95
10/01/1999 - 10/31/1999                1.60%       $ 9,716.98
11/01/1999 - 11/30/1999                1.77%       $ 9,888.97
12/01/1999 - 12/31/1999                4.03%       $10,287.49
01/01/2000 - 01/31/2000               -2.45%       $10,035.45
02/01/2000 - 02/29/2000                1.64%       $10,200.03
03/01/2000 - 03/31/2000                4.17%       $10,625.37
04/01/2000 - 04/30/2000               -1.56%       $10,459.62
05/01/2000 - 05/31/2000               -1.03%       $10,351.88
06/01/2000 - 06/30/2000                1.87%       $10,545.46
07/01/2000 - 07/31/2000               -0.93%       $10,447.39
08/01/2000 - 08/31/2000                4.34%       $10,900.81
09/01/2000 - 09/30/2000               -1.69%       $10,716.58
10/01/2000 - 10/31/2000               -0.93%       $10,616.92
11/01/2000 - 11/30/2000               -3.18%       $10,280.34

S&P 500
   1/31/99                       $10,000.00
02/28/1999             -3.11%    $ 9,689.00
03/31/1999              4.00%    $10,076.56
04/30/1999              3.87%    $10,466.52
05/31/1999             -2.36%    $10,219.51
06/30/1999              5.53%    $10,784.65
07/31/1999             -3.11%    $10,449.25
08/31/1999             -0.50%    $10,397.00
09/30/1999             -2.74%    $10,112.13
10/31/1999              6.33%    $10,752.22
11/30/1999              2.03%    $10,970.49
12/31/1999              5.88%    $11,615.56
01/31/2000             -5.02%    $11,032.46
02/29/2000             -1.89%    $10,823.94
03/31/2000              9.78%    $11,882.53
04/30/2000             -3.01%    $11,524.86
05/31/2000             -2.05%    $11,288.60
06/30/2000              2.46%    $11,566.30
07/31/2000             -1.56%    $11,385.87
08/31/2000              6.21%    $12,092.93
09/30/2000             -5.28%    $11,454.42
10/31/2000             -0.42%    $11,406.31
11/30/2000             -7.88%    $10,507.50


Lehman Aggregate Bond Index
                1/31/99                                      $10,000.00
02/01/1999 - 02/28/1999               -1.75%                 $ 9,825.00
03/01/1999 - 03/31/1999                0.55%                 $ 9,879.04
04/01/1999 - 04/30/1999                0.32%                 $ 9,910.65
05/01/1999 - 05/31/1999               -0.88%                 $ 9,823.44
06/01/1999 - 06/30/1999               -0.32%                 $ 9,792.00
07/01/1999 - 07/31/1999               -0.43%                 $ 9,749.90
08/01/1999 - 08/31/1999               -0.05%                 $ 9,745.02
09/01/1999 - 09/30/1999                1.16%                 $ 9,858.06
10/01/1999 - 10/31/1999                0.37%                 $ 9,894.54
11/01/1999 - 11/30/1999               -0.01%                 $ 9,893.55
12/01/1999 - 12/31/1999               -0.48%                 $ 9,846.06
01/01/2000 - 01/31/2000               -0.33%                 $ 9,813.57
02/01/2000 - 02/29/2000                1.21%                 $ 9,932.31
03/01/2000 - 03/31/2000                1.32%                 $10,063.42
04/01/2000 - 04/30/2000               -0.29%                 $10,034.23
05/01/2000 - 05/31/2000               -0.05%                 $10,029.22
06/01/2000 - 06/30/2000                2.08%                 $10,237.83
07/01/2000 - 07/31/2000                0.91%                 $10,330.99
08/01/2000 - 08/31/2000                1.45%                 $10,480.79
09/01/2000 - 09/30/2000                0.63%                 $10,546.82
10/01/2000 - 10/31/2000                0.66%                 $10,616.43
11/01/2000 - 11/30/2000                1.64%                 $10,790.54

LIBERTY COUNSELOR GROWTH PORTFOLIO

LIBERTY COUNSELOR GROWTH PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL. IT OFFERS THE HIGHEST RETURN AND RISK POTENTIAL OF THE LIBERTY COUNSELOR PORTFOLIOS. THE PORTFOLIO INVESTS PRIMARILY IN STOCK MUTUAL FUNDS, INCLUDING FUNDS THAT INVEST IN SMALL- AND LARGE-COMPANY STOCKS AND INTERNATIONAL STOCKS AS WELL AS U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS.

Class A shares of Liberty Counselor Growth Portfolio returned 1.53%, without a sales charge, during the 12-month period ended November 30, 2000. This is comparable to the S&P 500 Index, a broad measure of U.S. stock performance, which declined 4.23% over the same period.

The Portfolio's performance was buoyed by solid returns achieved in the Liberty Value Fund. Value stocks, which had been lagging the market for several years, returned to the forefront beginning in March 2000, and continued to lead the market through the end of the year. The Fund also benefited from its modest exposures to fund investments in the fixed-income markets, which generally performed well through the period. By contrast, weaker performance was turned in by Liberty Growth Stock Fund and Liberty Newport Asia Fund.

We feel that the stock market is likely to remain rather volatile in the months to come as economic growth and concerns about inflation continue to create uncertainty. However, we believe that diversification among asset classes can help provide growth-oriented investors with the potential for capital appreciation while helping to reduce overall portfolio volatility.

LIBERTY COUNSELOR GROWTH PORTFOLIO

12/1/99-11/30/00

HIGHLIGHTS:

SIDEBARS:

NET ASSET VALUE PER SHARE AS OF 11/30/00 ($)
Class A                                     10.86
Class B                                     10.81
Class C                                     10.80
Class Z                                     10.89

CHART IN TEXT:

                      BROAD-BASED MARKET INDEX PERFORMANCE

                                12/1/99-11/30/00

                          LIBERTY COUNSELOR
                          GROWTH PORTFOLIO,
                           CLASS A SHARES,
                           WITHOUT A SALES                              LEHMAN BROTHERS
                               CHARGE              S&P 500 INDEX      AGGREGATE BOND INDEX    MSCI-EAFE INDEX
1 YEAR RETURN (%)               1.53                 (4.23)                  9.06                  (9.67)

Past performance does not guarantee future results. Returns and value of an investment may vary resulting in a gain or loss on sale.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance of U.S. bonds. The MSCI-EAFE Index is a broad-based index that tracks the performance of stocks of companies in Europe, Australia and the Far East. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

PORTFOLIO MANAGERS' REPORT

SIDEBARS:

PORTFOLIO HOLDINGS AS OF 11/30/00                                       %
FIXED INCOME:

Stein Roe Intermediate Bond Fund                                       10.8
Liberty Strategic Income Fund                                          10.0

EQUITY:

Liberty Value Fund                                                     29.6
Stein Roe Growth Stock Fund                                            20.6
Liberty Newport International Equity Fund                              14.2
Liberty Small Cap Value Fund                                           10.4
Liberty Newport Asia Pacific Fund                                       4.4

Underlying funds are calculated as a percentage of the Portfolio's total investments. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these percentages in the underlying funds in the future.

PERFORMANCE:

    PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 1/29/99-11/30/00**

LIBERTY COUNSELOR GROWTH     LIBERTY COUNSELOR GROWTH
 PORTFOLIO WITHOUT SALES          PORTFOLIO WITH
       CHARGE ($)                SALES CHARGE ($)               S&P 500 INDEX
                  **We will need the quarterly plot points from
                1/99 through 11/00 for each of the hypotheticals

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.

    PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 1/29/99-11/30/00

                              WITHOUT                      WITH
                          SALES CHARGE ($)           SALES CHARGE ($)
CLASS A                       11,097                      10,459
CLASS B                       10,970                      10,570
CLASS C                       10,960                      10,960
CLASS Z                       11,153                         N/A


AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00

SHARE CLASS                  A                           B                            C                    Z*
INCEPTION                 1/29/99                     1/29/99                      1/29/99              9/29/99
                  Without                      Without                      Without                     Without
                   sales       With sales       sales        With sales      sales       With sales      sales
                 Charge (%)    charge (%)     charge (%)     charge (%)   charge (%)     charge (%)     charge (%)
1 YEAR             1.53          (4.31)          0.92          (4.05)        0.92           (0.07)         1.95
LIFE               5.83           2.47           5.18           3.07         5.12            5.12          6.13

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

SHARE CLASS                 A                            B                            C                    Z*
                  Without                      Without                      Without                     Without
                   sales       With sales       sales        With sales      sales       With sales      sales
                 Charge (%)    charge (%)     charge (%)     charge (%)   charge (%)     charge (%)     charge (%)
1 YEAR             15.09         8.47           14.36         9.36          14.37          13.37         15.65
LIFE               10.67         6.81           9.99          7.72          9.93           9.93          10.99


*Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of a newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been higher.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 4% since inception for Class B shares and 1% for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Counselor Growth Portfolio - A (No Load)


                   1/29/99                    $10,000.00
01/29/99-01/31/99                    0.00%    $10,000.00
02/01/1999 - 02/28/1999             -2.50%    $ 9,750.00
03/01/1999 - 03/31/1999              4.51%    $10,189.73
04/01/1999 - 04/30/1999              4.61%    $10,659.47
05/01/1999 - 05/31/1999             -1.69%    $10,479.33
06/01/1999 - 06/30/1999              4.20%    $10,919.46
07/01/1999 - 07/31/1999             -1.56%    $10,749.11
08/01/1999 - 08/31/1999             -1.95%    $10,539.51
09/01/1999 - 09/30/1999             -2.37%    $10,289.72
10/01/1999 - 10/31/1999              3.21%    $10,620.02
11/01/1999 - 11/30/1999              2.92%    $10,930.12
12/01/1999 - 12/31/1999              6.20%    $11,607.79
01/01/2000 - 01/31/2000             -3.61%    $11,188.75
02/01/2000 - 02/29/2000              2.01%    $11,413.65
03/01/2000 - 03/31/2000              5.01%    $11,985.47
04/01/2000 - 04/30/2000             -2.13%    $11,730.18
05/01/2000 - 05/31/2000             -1.39%    $11,567.13
06/01/2000 - 06/30/2000              1.59%    $11,751.05
07/01/2000 - 07/31/2000             -1.74%    $11,546.58
08/01/2000 - 08/31/2000              5.22%    $12,149.31
09/01/2000 - 09/30/2000             -2.52%    $11,843.15
10/01/2000 - 10/31/2000             -1.73%    $11,638.26
11/01/2000 - 11/30/2000             -4.74%    $11,086.69



Counselor Growth Portfolio - A (With Load)

                   1/29/99                          $ 9,425.00
01/29/99-01/31/99                    0.00%          $ 9,425.00
02/01/1999 - 02/28/1999             -2.50%          $ 9,189.38
03/01/1999 - 03/31/1999              4.51%          $ 9,603.82
04/01/1999 - 04/30/1999              4.61%          $10,046.55
05/01/1999 - 05/31/1999             -1.69%          $ 9,876.76
06/01/1999 - 06/30/1999              4.20%          $10,291.59
07/01/1999 - 07/31/1999             -1.56%          $10,131.04
08/01/1999 - 08/31/1999             -1.95%          $ 9,933.49
09/01/1999 - 09/30/1999             -2.37%          $ 9,698.06
10/01/1999 - 10/31/1999              3.21%          $10,009.37
11/01/1999 - 11/30/1999              2.92%          $10,301.64
12/01/1999 - 12/31/1999              6.20%          $10,940.34
01/01/2000 - 01/31/2000             -3.61%          $10,545.40
02/01/2000 - 02/29/2000              2.01%          $10,757.36
03/01/2000 - 03/31/2000              5.01%          $11,296.30
04/01/2000 - 04/30/2000             -2.13%          $11,055.69
05/01/2000 - 05/31/2000             -1.39%          $10,902.02
06/01/2000 - 06/30/2000              1.59%          $11,075.36
07/01/2000 - 07/31/2000             -1.74%          $10,882.65
08/01/2000 - 08/31/2000              5.22%          $11,450.72
09/01/2000 - 09/30/2000             -2.52%          $11,162.17
10/01/2000 - 10/31/2000             -1.73%          $10,969.06
11/01/2000 - 11/30/2000             -4.74%          $10,449.21

S&P 500

      1/31/99                    $10,000.00
02/28/1999             -3.11%    $ 9,689.00
03/31/1999              4.00%    $10,076.56
04/30/1999              3.87%    $10,466.52
05/31/1999             -2.36%    $10,219.51
06/30/1999              5.53%    $10,784.65
07/31/1999             -3.11%    $10,449.25
08/31/1999             -0.50%    $10,397.00
09/30/1999             -2.74%    $10,112.13
10/31/1999              6.33%    $10,752.22
11/30/1999              2.03%    $10,970.49
12/31/1999              5.88%    $11,615.56
01/31/2000             -5.02%    $11,032.46
02/29/2000             -1.89%    $10,823.94
03/31/2000              9.78%    $11,882.53
04/30/2000             -3.01%    $11,524.86
05/31/2000             -2.05%    $11,288.60
06/30/2000              2.46%    $11,566.30
07/31/2000             -1.56%    $11,385.87
08/31/2000              6.21%    $12,092.93
09/30/2000             -5.28%    $11,454.42
10/31/2000             -0.42%    $11,406.31
11/30/2000             -7.88%    $10,507.50

LIBERTY COUNSELOR INCOME PORTFOLIO
INVESTMENT PORTFOLIO
NOVEMBER 30, 2000 (in thousands)

MUTUAL FUNDS - 97.5%                                       SHARES       VALUE
=============================================================================
   Liberty  Intermediate U.S. Government
      Fund, Class Z                                           324     $ 2,072
   Stein Roe Intermediate Bond Fund                           199       1,704
   Liberty Contrarian Income Fund, Class Z                    100       1,020
   Liberty Strategic Income Fund, Class Z                     110         647
   Liberty Utilities Fund, Class Z                             13         319
   Liberty Value Fund, Class Z                                 26         316
   Stein Roe Growth Stock Fund                                  6         283


TOTAL INVESTMENTS (cost of $6,415)(a)                                   6,361
                                                                      =======

OTHER ASSETS & LIABILITIES, NET - 2.5%                                    162
=============================================================================

NET ASSETS - 100.0%                                                   $ 6,523
                                                                      =======


NOTES TO INVESTMENT PORTFOLIO:
(a) Cost for federal income tax purposes is $6,480.


See notes to financial statements.

Liberty Counselor Balanced Portfolio
INVESTMENT PORTFOLIO
November 30, 2000 (in thousands)


MUTUAL FUNDS - 100.1%                                           SHARES        VALUE
===================================================================================
   Liberty Newport International Equity Fund, Class Z              150       $1,823
   Stein Roe Growth Stock Fund                                      96        4,578
   Liberty Intermediate Government Fund, Class Z                   600        3,831
   Stein Roe Intermediate Bond Fund                                445        3,802
   Liberty Contrarian Income Fund, Class Z                         247        2,536
   Liberty Newport Asia Pacific Fund, Class Z                       29          570
   Liberty Strategic Income Fund, Class Z                          210        1,231
   Liberty Small Cap Value Fund, Class Z (a)                        35        1,180
   Liberty Value Fund, Class Z                                     407        5,031
                                                                            -------

   Total Investments (cost of $24,464) (b)                                   24,582
                                                                            -------

OTHER ASSETS & LIABILITIES, NET - (0.1%)                                       (126)
                                                                            =======

   Net Assets - 100.0%                                                      $24,456
                                                                            =======


NOTES TO INVESTMENT PORTFOLIO:
   (a) Non-income producing security.
   (b) Cost for federal income tax purposes is $24,593.


See notes to financial statements.

LIBERTY COUNSELOR GROWTH PORTFOLIO
INVESTMENT PORTFOLIO
NOVEMBER 30, 2000 (in thousands)

MUTUAL FUNDS - 100.0%                                      SHARES        VALUE
================================================================================

   Liberty Value Fund, Class Z                                678      $ 8,382
   Stein Roe Growth Stock Fund                                123        5,844
   Liberty Newport International Equity Fund, Class Z         331        4,037
   Stein Roe Intermediate Bond Fund                           357        3,057
   Liberty Small Cap Value Fund, Class Z (a)                   88        2,941
   Liberty Strategic Income Fund, Class Z                     488        2,861
   Liberty Newport Asia Pacific Fund, Class Z                  65        1,251
                                                                       ========

TOTAL INVESTMENTS (cost of $28,463)(b)                                  28,373
                                                                       --------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                    10
                                                                       ========

NET ASSETS - 100.0%                                                    $28,383
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing security.
(b) Cost for federal income tax purposes is the same.


See notes to financial statements.

LIBERTY COUNSELOR INCOME PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
NOVEMBER 30, 2000
(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (Cost $6,415)                                                    $    6,361

Cash                                                            $   3
Receivable for:
   Investments sold                                               313
   Dividends                                                        6
Other                                                               5                       327
                                                                ------                ----------
    Total Assets                                                                          6,688

LIABILITIES
Payable for:
  Fund shares repurchased                                         134
  Distributions                                                     5
Expense Reimbursement due to Advisor/Administrator                  6
Accrued other expenses                                             20
                                                                ------
    Total Liabilities                                                                       165
                                                                                      ----------

NET ASSETS                                                                              $ 6,523
                                                                                      ==========

Net asset value & redemption price per share -
Class A ($2,595/272)                                                                     $ 9.55
                                                                                      ==========
Maximum offering price per share - Class A
($9.55/0.9425)                                                                          $ 10.13
                                                                                      ==========
Net asset value & offering price per share -
Class B ($2,360/247)                                                                     $ 9.54
                                                                                      ==========

Net asset value & offering price per share -
Class C ($1,568/164)                                                                     $ 9.57
                                                                                      ==========

COMPOSITION OF NET ASSETS
Capital paid in                                                                       $   6,773
Undistributed net investment income                                                           2
Accumulated net realized gain(loss)                                                        (198)
Net unrealized appreciation(depreciation)                                                   (54)
                                                                                      ----------
                                                                                      $   6,523
                                                                                      ==========


See notes to financial statements.

LIBERTY COUNSELOR BALANCED PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
November 30, 2000
     (in thousands except for per share amounts and footnotes)

ASSETS
Investments at value  (Cost $24,464)                                      $24,582


Receivable for:
    Dividends                                            $12
    Expense reimbursement due from Advisor                 3
    Fund shares sold                                       3
Other                                                      3                   21
                                                         ---              -------
    Total Assets                                                           24,603



LIABILITIES
Due to custodian bank                                     64
Payable for:
    Fund shares repurchased                               50
Other                                                     33
    Total Liabilities                                                         147
                                                                          -------

                                                                          $24,456
                                                                          =======
NET ASSETS

Net asset value & redemption price per share -
Class A ($7,819/756)                                                      $ 10.34 (a)
                                                                          =======
Maximum offering price per share - Class A
($10.34/0.9425)                                                           $ 10.97 (b)
                                                                          =======
Net asset value & offering price per share -
Class B ($11,572/1,119)                                                   $ 10.34 (a)
                                                                          =======

Net asset value & offering price per share -
Class C ($4,575/442)                                                      $ 10.35 (a)
                                                                          =======
Net asset value, redemption & offering price per share -
Class Z ($490/47)                                                         $ 10.42 (a)
                                                                          =======

COMPOSITION OF NET ASSETS
Capital paid in                                                           $23,858
Undistributed net investment income                                            99
Accumulated net realized loss                                                 381
Net unrealized appreciation                                                   118
                                                                          -------
                                                                          $24,456
                                                                          =======


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

LIBERTY COUNSELOR GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000
(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $28,463)                                                       $28,373

Cash                                                         $ 83
Receivable for:
    Fund shares sold                                           10
    Dividends                                                   5                              98
                                                             ----                         -------
    Total Assets                                                                           28,471


LIABILITIES
Payable for:
    Investments purchased                                      54
    Fund shares repurchased                                     3
Expense reimbursement due to Advisor/
                 Administrator                                  6
Accrued other expenses                                         25
                                                             ----
    Total Liabilities                                                                          88
                                                                                          -------

NET ASSETS                                                                                $28,383
                                                                                          =======


Net asset value & redemption price per share -
Class A ($9,570/881)                                                                      $ 10.86 (a)
                                                                                          =======
Maximum offering price per share - Class A
($10.86/0.9425)                                                                           $ 11.52 (b)
                                                                                          =======
Net asset value & offering price per share -
Class B ($12,731/1,178)                                                                   $ 10.81 (a)
                                                                                          =======

Net asset value & offering price per share -
Class C ($5,487/508)                                                                      $ 10.80 (a)
                                                                                          =======

Net asset value, redemption & offering price per share -                                  $ 10.89
                                                                                          =======
Class Z ($595/55)

COMPOSITION OF NET ASSETS
Capital paid in                                                                           $27,619
Undistributed net investment income                                                           354
Accumulated realized gain                                                                     500
Net unrealized depreciation                                                                   (90)
                                                                                          -------
                                                                                          $28,383
                                                                                          =======


(a) Redemption price per share is equal to net asset value less any contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

LIBERTY COUNSELOR INCOME PORTFOLIO
STATEMENT OF OPERATIONS
For The Year Ended November 30, 2000
(in thousands)

INVESTMENT INCOME
Dividend (includes short-term gain distributions from portfolio holdings)                                                    $ 516
Interest                                                                                                                         5
                                                                                                                             -----
                                                                                                                               521
                                                                                                                             -----
EXPENSES
Management fee                                                                                  $  1
Administration fee                                                                                (a)
Service fee                                                                                       20
Distribution fee - Class B                                                                        20
Distribution fee - Class C                                                                        15
Transfer agent fee                                                                                 2
Bookkeeping fee                                                                                    4
Custodian fee                                                                                      7
Audit fee                                                                                          9
Registration fee                                                                                  38
Reports to shareholders fee                                                                        7
Legal fee                                                                                          6
Other                                                                                              3
                                                                                                ----
                                                                                                 132
Fees and expenses waived or borne
  by the Advisor/Administrator                                                                   (71)                           61
                                                                                                ----                         -----
       Net Investment Income                                                                                                   460
                                                                                                                             -----



NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss (includes long-term gain distributions from portfolio holdings)                                             (105)
Net change in unrealized appreciation/depreciation                                                                             179
                                                                                                                             -----
       Net Gain                                                                                                                 74
                                                                                                                             -----
Increase in Net Assets from Operations                                                                                       $ 534
                                                                                                                             =====


(a) Rounds to less than one.


See notes to financial statements.

LIBERTY COUNSELOR BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2000
(in thousands)

INVESTMENT INCOME
Dividends (includes short-term gain distributions from
                 portfolio holdings)                                                       $ 1,052
Interest                                                                                        11
                                                                                           -------
                                                                                             1,063
EXPENSES
Management fee                                                           $   3
Administration fee                                                           1
Service fee - Class A                                                       22
Service fee - Class B                                                       32
Service fee - Class C                                                       14
Distribution fee - Class B                                                  96
Distribution fee - Class C                                                  42
Transfer agent fee                                                           8
Bookkeeping fee                                                              4
Custodian fee                                                                6
Audit fees                                                                   9
Registration fee                                                            39
Reports to shareholders                                                     15
Legal fee                                                                    6
Other                                                                        4
                                                                         -----
                                                                           301
Fees and expenses waived or borne
 by the Advisor/Administrator                                              (80)                221
                                                                         -----             -------
       Net Investment Income                                                                   842
                                                                                           =======


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS

Net realized gain (includes long-term gain distributions from
  portfolio holdings)                                                                          525
Net change in unrealized appreciation/depreciation                                            (283)
                                                                                           -------
       Net Gain                                                                                242
                                                                                           -------
Increase in Net Assets from Operations                                                     $ 1,084
                                                                                           =======



See notes to financial statements.

LIBERTY COUNSELOR GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2000
(in thousands)

INVESTMENT INCOME
Dividend (includes short-term gain distributions from portfolio holdings)                                        $ 709
Interest                                                                                                            25
                                                                                                                 -----
                                                                                                                   734
EXPENSES
Management fee                                                                    $  3
Administration fee                                                                   1
Service fee - Class A                                                               25
Service fee - Class B                                                               30
Service fee - Class C                                                               14
Distribution fee - Class B                                                          89
Distribution fee - Class C                                                          44
Registration fee                                                                    38
Audit fee                                                                            9
Custodian fee                                                                        3
Transfer agent fee                                                                  10
Bookkeeping fee                                                                      4
Reports to shareholders                                                             13
Legal fees                                                                           6
Other                                                                                2
                                                                                  ----
                                                                                    291

Fees and expenses waived or borne
  by the Advisor/Administrator                                                     (73)                            218
                                                                                  ----                           -----
       Net Investment Income                                                                                       516
                                                                                                                 -----



NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS

Net realized gain (includes long-term gain distributions from
  portfolio holdings)                                                                                              553
Net change in unrealized appreciation/depreciation                                                                 (917)
                                                                                                                 -----
Net Loss                                                                                                          (364)
                                                                                                                 -----
Increase in Net Assets from Operations                                                                           $ 152
                                                                                                                 =====


See notes to financial statements.

LIBERTY COUNSELOR INCOME PORTFOLIO
STATEMENT OF CHANGES

                                                                                 Year ended      Year ended
(in thousands)                                                                   November 30     November 30
                                                                                ------------     -----------
INCREASE (DECREASE) IN NET ASSETS                                                   2000            1999 (a)
Operations:
Net investment income                                                             $    460         $   300
Net realized loss                                                                     (105)            (93)
Net change in unrealized appreciation/depreciation                                     179            (233)
                                                                               ----------------------------
    Net Increase (Decrease) from Operations                                            534             (26)
Distributions:
From net investment income - Class A                                                  (236)           (173)
From net investment income - Class B                                                  (153)            (71)
From net investment income - Class C                                                  (112)            (67)
                                                                               ----------------------------
                                                                                        33            (337)
                                                                               ----------------------------
Fund Share Transactions:
Receipts for shares sold - Class A                                                      --           5,040
Value of distributions reinvested - Class A                                            162             126
Cost of shares repurchased - Class A                                                (2,376)           (200)
                                                                               ----------------------------
                                                                                    (2,214)          4,966
                                                                               ----------------------------
Receipts for shares sold - Class B                                                     186           3,249
Value of distributions reinvested - Class B                                            126              62
Cost of shares repurchased - Class B                                                (1,108)            (82)
                                                                               ----------------------------
                                                                                      (796)          3,229
                                                                               ----------------------------
Receipts for shares sold - Class C                                                      44           3,044
Value of distributions reinvested - Class C                                            100              56
Cost of shares repurchased - Class C                                                (1,040)           (562)
                                                                               ----------------------------
                                                                                      (896)          2,538
                                                                               ----------------------------
Net Increase (Decrease) from
  Fund Share Transactions                                                           (3,906)         10,733
                                                                               ----------------------------
    Total Increase (Decrease)                                                       (3,873)         10,396

NET ASSETS
Beginning of period                                                                 10,396           --
                                                                               ----------------------------
End of period                                                                     $  6,523         $10,396
                                                                               ===========================
      Undistributed net investment income                                         $      2         $    40
                                                                               ===========================


(a) The Fund commenced investment operations on January 29, 1999.


See notes to financial statements.

LIBERTY COUNSELOR INCOME PORTFOLIO
STATEMENT OF CHANGES - Continued

                                                                                 Year ended      Year ended
                                                                                 November 30     November 30
                                                                                ------------     -----------
NUMBER OF FUND SHARES                                                               2000            1999 (a)
Sold - Class A                                                                        --               513
Issued for distributions reinvested - Class A                                           17              13
Repurchased - Class A                                                                 (250)            (21)
                                                                               ----------------------------
                                                                                      (233)            505
                                                                               ----------------------------
Sold - Class B                                                                          19             333
Issued for distributions reinvested - Class B                                           13               7
Repurchased - Class B                                                                 (116)             (9)
                                                                               ----------------------------
                                                                                       (84)            331
                                                                               ----------------------------
Sold - Class C                                                                           5             310
Issued for distributions reinvested - Class C                                           10               6
Repurchased - Class C                                                                 (108)            (59)
                                                                               ----------------------------
                                                                                       (93)            257
                                                                               ----------------------------


(a) The Fund commenced investment operations on January 29, 1999.


See notes to financial statements.

LIBERTY COUNSELOR BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                    Year ended         Period ended
(in thousands)                                      November 30,       November 30,
--------------                                      ------------       ------------
INCREASE (DECREASE) IN NET ASSETS                      2000            1999 (a)(b)
Operations:
Net investment income                                $    842           $    359
Net realized gain (loss)                                  525               (144)
Net change in unrealized appreciation/
   depreciation                                          (283)               401
                                                     --------           --------
    Net Increase from Operations                        1,084                616
Distributions:
From net investment income - Class A                     (333)              (108)
From net investment income - Class B                     (388)               (80)
From net investment income - Class C                     (174)               (53)
From net investment income - Class Z                      (22)              --
                                                     --------           --------
                                                          167                375
                                                     --------           --------
Fund Share Transactions :
Receipts for shares sold - Class A                      1,063              9,348
Value of distributions reinvested - Class A               326                105
Cost of shares repurchased - Class A                   (2,410)              (907)
                                                     --------           --------
                                                       (1,021)             8,546
                                                     --------           --------
Receipts for shares sold - Class B                      2,908             13,362
Value of distributions reinvested - Class B               377                 79
Cost of shares repurchased - Class B                   (4,670)              (629)
                                                     --------           --------
                                                       (1,385)            12,812
                                                     --------           --------
Receipts for shares sold - Class C                        599              7,953
Value of distributions reinvested - Class C               165                 51
Cost of shares repurchased - Class C                   (2,865)            (1,409)
                                                     --------           --------
                                                       (2,101)             6,595
                                                     --------           --------
Receipts for shares sold - Class Z                        375                468
Value of distributions reinvested - Class Z                22               --
                                                                        --------
Cost of shares repurchased - Class Z                     (393)                (4)
                                                     --------           --------
                                                            4                464
                                                     --------           --------
Net Increase (Decrease) from
  Fund Share Transactions                              (4,503)            28,417
                                                     --------           --------
                                                       (4,336)            28,792

NET ASSETS
Beginning of period                                    28,792               --
                                                     --------           --------
End of period                                        $ 24,456           $ 28,792
                                                     ========           ========
     Undistributed net
     investment income                               $     99           $    174
                                                     ========           ========


(a) The Fund commenced investment operations on January 29, 1999.
(b) Class Z shares were initially offered on September 29, 1999.

LIBERTY COUNSELOR BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS - Continued

                                                     Year ended      Period ended
(in thousands)                                       November 30,     November 30,
NUMBER OF FUND SHARES:                                  2000          1999 (a)(b)
--------------                                       ------------    -------------
Sold - Class A                                             99              930
Issued for distributions reinvested - Class A              30               10
Repurchased - Class A                                    (224)             (89)
                                                       ------           ------
                                                          (95)             851
                                                       ------           ------
Sold - Class B                                            274            1,302
Issued for distributions reinvested - Class B              35                8
Repurchased - Class B                                    (438)             (62)
                                                       ------           ------
                                                         (129)           1,248
                                                       ------           ------
Sold - Class C                                             56              773
Issued for distributions reinvested - Class C              15                5
Repurchased - Class C                                    (270)            (137)
                                                       ------           ------
                                                         (199)             641
                                                       ------           ------
Sold - Class Z                                             35               47
Issued for distributions reinvested - Class Z               2             --
Repurchased - Class Z                                     (37)              (c)
                                                       ------           ------
                                                         --                 47
                                                       ------           ------


(a) The Fund commenced investment operations on January 29, 1999.
(b) Class Z shares were initially offered on September 29, 1999.
(c) Rounds to less than one.


See notes to financial statements.

LIBERTY COUNSELOR GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                   Year                   Period
                                                                   ended                  ended
(in thousands)                                                  November 30,           November 30,
                                                                 --------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  2000                 1999 (a) (b)
Operations:
Net investment income                                            $    516                $    136
Net realized gain                                                     553                     108
Net change in unrealized appreciation/depreciation                   (917)                    827
                                                                 --------------------------------
    Net Increase from Operations                                      152                   1,071
                                                                 --------------------------------

Distributions from:
Net investment income - Class A                                      (161)                   --
Net investment income - Class B                                       (95)                   --
Net investment income - Class C                                       (61)                   --
Net investment income - Class Z                                       (12)                   --
Net realized gains - Class A                                          (40)                   --
Net realized gains - Class B                                          (40)                   --
Net realized gains - Class C                                          (26)                   --
Net realized gains - Class Z                                           (3)                   --
                                                                 --------------------------------
                                                                     (286)                  1,071
                                                                 --------------------------------
Fund Share Transactions :
Receipts for shares sold - Class A                                  1,873                   8,789
Distributions reinvested - Class A                                    202                    --
Cost of shares repurchased - Class A                               (1,680)                    (69)
                                                                 --------------------------------
                                                                      395                   8,720
                                                                 --------------------------------
Receipts for shares sold - Class B                                  5,707                   8,801
Distributions reinvested - Class B                                    134                    --
Cost of shares repurchased - Class B                               (1,590)                   (285)
                                                                 --------------------------------
                                                                    4,251                   8,516
                                                                 --------------------------------
Receipts for shares sold - Class C                                    499                   7,940
Distributions reinvested - Class C                                     87                    --
Cost of shares repurchased - Class C                                 (937)                 (2,441)
                                                                 --------------------------------
                                                                     (351)                  5,499
                                                                 --------------------------------
Receipts for shares sold - Class Z                                    476                     577
Distributions reinvested - Class Z                                     15                    --
Cost of shares repurchased - Class Z                                 (498)                     (2)
                                                                 --------------------------------
                                                                       (7)                    575
                                                                 --------------------------------
Net Increase from
  Fund Share Transactions                                           4,288                  23,310
                                                                 --------                --------
    Total Increase                                                  4,002                  24,381

NET ASSETS
Beginning of period                                                24,381                    --
                                                                 --------------------------------

End of period                                                    $ 28,383                $ 24,381
                                                                 --------------------------------

Undistributed Net Investment Income                              $    354                $    199
                                                                 --------                --------

NUMBER OF FUND SHARES:
Sold - Class A                                       167         849
Issued for distributions reinvested - Class A         18          --
Repurchased - Class A                               (147)         (6)
                                                    ----------------
                                                      38         843
                                                    ----------------

Sold - Class B                                       504         828
Issued for distributions reinvested - Class A         12          --
Repurchased - Class B                               (139)        (27)
                                                    ----------------
                                                     377         801
                                                    ----------------

Sold - Class C                                        44         766
Issued for distributions reinvested - Class A          8          --
Repurchased - Class C                                (83)       (227)
                                                    ----------------
                                                     (31)        539
                                                    ----------------

Sold - Class Z                                        42          55
Issued for distributions reinvested - Class A          2          --
Repurchased - Class Z                                (44)        (c)
                                                    ----------------
                                                      --          55
                                                    ----------------

(a)  The Fund commenced investment operations on January 29, 1999.

(b)  Class Z shares were initially offered on September 29, 1999.

(c)  Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 2000


     NOTE 1.  ACCOUNTING POLICIES

     Organization: Liberty Counselor Portfolios ("the Funds"), each a series of Liberty Funds Trust IV ("the Trust"), are diversified portfolios of Massachusetts business trusts, registered under the Investment Company Act of 1940, as amended, as open-end, management investment companies. The Liberty Counselor Income Portfolio (formerly Colonial Counselor Select Income Portfolio) (LCIP) seeks current income. The Liberty Counselor Balanced Portfolio (formerly Colonial Counselor Select Balanced Portfolio)
     (LCBP) seeks a balance of long term growth of capital and current income. The Liberty Counselor Growth Portfolio (formerly Colonial Counselor Growth Portfolio) (LCGP) seeks long term growth of capital.


     The Funds seek to achieve their respective objectives by allocating their assets primarily among other mutual funds (Underlying Liberty Funds) distributed by Liberty Funds Distributor, Inc. (the Distributor) and managed by Colonial Management Associates, Inc. (the Administrator), Stein Roe & Farnham Incorporated, Newport Fund Management, Inc.
     and Crabbe Huson Group, Inc., each of which is an investment advisory affiliate of the Distributor.

     The Funds may issue an unlimited number of shares. LCIP offers three classes of shares: Class A, Class B, and Class C. LCBP and LCGP offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Funds' prospectus.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

     Security valuation and transactions: Shares of the Underlying Liberty Funds are valued at their net asset value as reported on each business day.

     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

     Other assets and securities for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

     Security transactions are accounted for on the date the securities are purchased, sold or mature.

     Cost is determined and gains (losses) are based upon the specific identifi-cation method for both financial statement and federal income tax purposes.

     Determination of class net asset values and financial highlights: All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

     In addition, Class A, Class B and Class C net investment income per share data reflect the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

     Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class B and Class C shares only.

     Federal income taxes: Consistent with each Funds' policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

     Investment Income: Income and capital gain distributions from the Underlying Liberty Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     Expenses: Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned between the Funds of the Trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Liberty Funds.

     Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

     The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

     Investment Risk: The Funds are subject to the investment risk associated with an investment in the Underlying Liberty Funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

     The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed foreign markets.

     NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES

     Management fee: Liberty Asset Management Company (the Advisor), an affiliate of the Distributor, is the investment Advisor of the Fund and determines the asset allocation policies of each Fund and allocates and reallocates its assets among the Underlying Liberty Funds from time to time. For these services, each Fund pays the Advisor a monthly fee equal to 0.01% annually of each Fund's average daily net assets.

     Administration fee: The Administrator, an affiliate of the Distributor, is the administrator of the Funds and provides the Funds with administrative personnel and services, office space and other services at the Administrator's expense, for a monthly fee equal to 0.0025% annually of the Funds' average daily net assets.

     Bookkeeping fee: For each Fund, the Administrator provides bookkeeping and pricing services for $3,600 annually plus a percentage of each Fund's average net assets over $50 million.

     Transfer agent fee: Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Distributor, provides shareholder services for a monthly fee equal to 0.0025% annually of each Fund's average net assets, and receives reimbursement for certain out of pocket expenses.

     Underwriting discounts, service and distribution fees: The Distributor is the principal underwriter of each Fund. For the year ended November 30, 2000, each Fund has been advised that the Distributor retained net underwriting discounts on LCIP, LCBP and LCGP of none, $3,544 and $6,034, respectively, on sales of the Funds' Class A shares and received no contingent deferred sales charges (CDSC) on Class A share redemptions, and $14,349, $51,710 and $24,328 on Class B share redemptions, and $1,031, $619 and $699 on Class C share redemptions, respectively.

     Each Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of each Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

     The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

     Expense limits: The Advisor/Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.05% annually of each Fund's average net assets.

     Other: The Funds pay no compensation to its officers, all of whom are employees of the Advisor.


     The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

     The Funds have an agreement with their custodian bank under which custodian fees were reduced by balance credits on LCIP, LCBP and LCGP of $803, $791 and $258, respectively, during the year ended November 30, 2000. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such an agreement.

     NOTE 3.  Investment Activity

     For the year ended November 30, 2000, purchases and sales of investments, other than short-term obligations were as follows:

                                                        Purchases       Sales
     -----------------------------------------------------------------------------
     LCIP                                               $828,906        $4,803,447
     LCBP                                               $2,813,453      $6,775,393
     LCGP                                               $5,874,600      $1,400,000


     Unrealized appreciation (depreciation) at November 30, 2000, based on the cost of investments for federal income tax purposes was:

                                      LCIP               LCBP              LCGP
                                  -------------------------------------------------
Gross unrealized
appreciation                      $    85,073        $   540,680        $ 1,104,473
Gross unrealized
depreciation                         (204,379)          (551,212)        (1,194,171)
                                  -----------        -----------        -----------
Net unrealized appreciation
(depreciation)                    $  (119,306)       $   (10,532)       $   (89,698)
                                  -----------        -----------        -----------


     Capital Loss Carryforward:

     At November 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                                        Year of         Capital loss
                                                        expiration      carryforwards
     ---------------------------------------------------------------------------------------------
     LCIP                                                  2007          $ 62,000
                                                           2008            70,918
                                                                         --------
                                                                         $132,918
                                                                         --------


     NOTE 4.  Liquidation In Kind

     On October 26, 2000, the Board of Trustees of the Funds approved the Liquidation In Kind of the Funds, effective December 22, 2000. Accordingly, the Funds Trustees voted to Liquidate in Kind the shares of any Fund shareholder outstanding at that time. This may be a taxable event for shareholders with the exception of those participating in a qualified defined contribution plan, defined benefit plan or other qualified retirement vehicle. In conjunction to approving the Liquidation In Kind of the Funds, the Funds Trustees approved closing the Funds to new investors as of the close of business on November 1, 2000.

LIBERTY COUNSELOR INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                            Year ended November 30
                                                                                  ------------------------------------------------
                                                                                                       2000
                                                                                   Class A            Class B             Class C
                                                                                  ----------         ----------         ----------
 Net asset value -
    Beginning of period                                                           $    9.510         $    9.500         $    9.530
                                                                                  ----------         ----------         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment
  income (a)(b)                                                                        0.668              0.596              0.596
 Net realized and
  unrealized loss                                                                     (0.008)            (0.008)            (0.008)
                                                                                  ----------         ----------         ----------
    Total from Investment
       Operations                                                                      0.660              0.588              0.588
                                                                                  ----------         ----------         ----------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net investment income                                                           (0.620)            (0.548)            (0.548)
                                                                                  ----------         ----------         ----------
 Net asset value -
   End of period                                                                  $    9.550         $    9.540         $    9.570
                                                                                  ----------         ----------         ----------
 Total return (c)(d)                                                                   7.18%              6.38%              6.36%
                                                                                  ----------         ----------         ----------
 RATIOS TO AVERAGE NET ASSETS
 Expenses (e)                                                                           0.31%              1.06%              1.06%
 Net investment income (e)                                                              7.02%              6.27%              6.27%
 Fees and expenses waived
   or borne by the
   Advisor (e)                                                                          0.86%              0.86%              0.86%
 Portfolio turnover                                                                       10%                10%                10%
 Net assets at end
   of period (000)                                                                $    2,595         $    2,360         $    1,568

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:

                                                                                  $    0.082         $    0.082         $    0.082

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

See notes to financial statements.

LIBERTY COUNSELOR INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                            Period ended November 30 (b)
                                                                                  ------------------------------------------------
                                                                                                        1999
                                                                                   Class A            Class B             Class C
                                                                                  ----------         ----------         ----------
 Net asset value -
    Beginning of period                                                           $   10.000         $   10.000         $   10.000
                                                                                  ----------         ----------         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment
  income (a)(c)                                                                        0.441              0.380              0.380
 Net realized and
  unrealized loss                                                                     (0.516)            (0.526)            (0.496)
                                                                                  ----------         ----------         ----------
    Total from Investment
       Operations                                                                     (0.075)            (0.146)            (0.116)
                                                                                  ----------         ----------         ----------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net investment income                                                           (0.415)            (0.354)            (0.354)
                                                                                  ----------         ----------         ----------
 Net asset value -
   End of period                                                                  $    9.510         $    9.500         $    9.530
                                                                                  ----------         ----------         ----------
 Total return (d)(e)(f)                                                                (0.74)%            (1.46)%            (1.16)%
                                                                                  ----------         ----------         ----------
 RATIOS TO AVERAGE NET ASSETS
 Expenses (g)(h)                                                                        0.30%              1.05%              1.05%
 Net investment income (g)(h)                                                           5.44%              4.69%              4.69%
 Fees and expenses waived
   or borne by the
   Advisor (g)(h)                                                                       1.48%              1.48%              1.48%
 Portfolio turnover (f)                                                                   34%                34%                34%
 Net assets at end
   of period (000)                                                                $    4,799         $    3,144         $    2,453

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:

                                                                                  $    0.120         $    0.120         $    0.120

(b)  The Fund commenced investment operations on January 29, 1999.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.


See notes to financial statements.

LIBERTY COUNSELOR BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                             For the Year Ended November 30,
                                                                                     ---------------------------------------------
                                                                                                          2000
                                                                                     Class A      Class B      Class C     Class Z
                                                                                     -------      -------      -------     -------
 Net asset value -
    Beginning of period                                                              $10.330      $10.330      $10.340     $10.410
                                                                                     -------      -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment
  income (a)(b)                                                                        0.526        0.446        0.446       0.553
 Net realized and
  unrealized gain                                                                     (0.112)      (0.114)      (0.114)     (0.112)
                                                                                     -------      -------      -------     -------
    Total from Investment
       Operations                                                                      0.414        0.332        0.332       0.441
                                                                                     -------      -------      -------     -------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net investment income                                                           (0.404)      (0.322)      (0.322)     (0.431)
                                                                                     -------      -------      -------     -------
 Net asset value -
   End of period                                                                     $10.340      $10.340      $10.350     $10.420
                                                                                     -------      -------      -------     -------
 Total return(c)(d)                                                                     3.95%        3.16%        3.16%       4.18%
                                                                                     -------      -------      -------     -------
 RATIOS TO AVERAGE NET ASSETS:
 Expenses (e)                                                                           0.30%        1.05%        1.05%       0.05%
 Net investment income (e)                                                              4.94%        4.19%        4.19%       5.19%
 Fees and expenses waived
   or borne by the
   Advisor/Administrator (e)                                                            0.29%        0.29%        0.29%       0.29%
 Portfolio turnover                                                                       10%          10%          10%         10%
 Net assets at end
   of period (000)                                                                   $ 7,819      $11,572      $ 4,575     $   490

(a) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to:

                                                                                     $ 0.031      $ 0.031      $ 0.031     $ 0.031

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

              See notes to financial statements.


Federal Income Tax Information (unaudited)

For the fiscal year ended November 30, 2000, the Fund designates long-term capital gains of $386,722.

LIBERTY COUNSELOR BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                               Period ended November 30
                                                                                   -------------------------------------------------
                                                                                                      1999 (b)
                                                                                   Class A      Class B      Class C     Class Z (c)
                                                                                   -------      -------      -------     -----------
Net Asset value -
   Beginning of period                                                             $10.000      $10.000      $10.000      $ 9.980
                                                                                   -------      -------      -------      -------
Income From Investment Operations:
Net investment
 income (a)(d)                                                                       0.256        0.192        0.191        0.053
Net realized and
 unrealized gain                                                                     0.232        0.251        0.262        0.377
                                                                                   -------      -------      -------      -------
   Total from Investment
      Operations                                                                     0.488        0.443        0.453        0.430
                                                                                   -------      -------      -------      -------
Less Distributions Declared to Shareholders:
From net investment income                                                          (0.158)      (0.113)      (0.113)          --
                                                                                   -------      -------      -------      -------
Net asset value -
  End of period                                                                    $10.330      $10.330      $10.340      $10.410
                                                                                   =======      =======      =======      =======
Total return(e)(f)(g)                                                                 4.93%        4.47%        4.56%        4.31%
                                                                                   =======      =======      =======      =======
Ratios to Average Net Assets:
Expenses (h)(i)                                                                       0.30%        1.05%        1.05%        0.05%
Net investment income (h)(i)                                                          2.98%        2.23%        2.23%        2.94%
Fees and expenses waived
  or borne by the
  Advisor/Administrator (h)(i)                                                        0.63%        0.63%        0.63%        1.10%
Portfolio turnover (g)                                                                  20%          20%          20%          20%
Net assets at end
  of period (000)                                                                  $ 8,789      $12,892      $ 6,626      $   485

(a) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to:

                                                                                   $ 0.055      $ 0.055      $ 0.055      $ 0.020

(b)  The Fund commenced investment operations on January 29, 1999.

(c) Class Z shares were initially offered on September 29, 1999. Per share data reflects activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(i)  Annualized


See notes to financial statements.

LIBERTY COUNSELOR GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                               Year ended November 30
                                                                                     ---------------------------------------------
                                                                                                        2000
                                                                                     Class A    Class B       Class C      Class Z
                                                                                     -------    -------       -------      -------
Net asset value -
   Beginning of period                                                               $10.930    $10.870       $10.860      $10.940
                                                                                     -------    -------       -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)(b)                                                                         0.413      0.328         0.328        0.441
Net realized and
 unrealized loss                                                                      (0.245)    (0.226)       (0.226)      (0.228)
                                                                                     -------    -------       -------      -------
   Total from Investment
      Operations                                                                       0.168      0.102         0.102        0.213
                                                                                     -------    -------       -------      -------
Less Distributions Declared to Shareholders
From net investment income                                                            (0.190)    (0.114)       (0.114)      (0.215)
From net realized gains                                                               (0.048)    (0.048)       (0.048)      (0.048)
                                                                                     -------    -------       -------      -------
Total Distributions Declared to Shareholders                                          (0.238)    (0.162)       (0.162)      (0.263)
                                                                                     -------    -------       -------      -------
Net asset value -
  End of period                                                                      $10.860    $10.810       $10.800      $10.890
                                                                                     =======    =======       =======      =======
Total return (c)(d)                                                                     1.53%      0.92%         0.92%        1.95%
                                                                                     =======    =======       =======      =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                                            0.31%      1.06%         1.06%        0.06%
Net investment income (e)                                                               3.64%      2.88%         2.88%        3.88%
Fees and expenses waived
  or borne by the
  Advisor/Administrator (e)                                                             0.25%      0.25%         0.25%        0.25%
Portfolio turnover                                                                         5%         5%            5%           5%
Net assets at end
  of period (000)                                                                    $ 9,570    $12,731       $ 5,487      $   595

(a) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to:

                                                                                     $ 0.029    $ 0.029       $ 0.029      $ 0.029

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

See notes to financial statements.
--------------------------------------------------------------------------------

Federal Income Tax Information (unaudited)

For the fiscal year ended November 30, 2000, the Fund designates long-term capital gains of $360,868.

LIBERTY COUNSELOR GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                              Period ended November 30 (b)
                                                                                     -----------------------------------------------
                                                                                                         1999
                                                                                     Class A     Class B      Class C    Class Z (c)
                                                                                     -------     -------      -------    -----------
Net asset value -
   Beginning of period                                                               $10.000     $10.000      $10.000     $ 9.980
                                                                                     -------     -------      -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)(d)                                                                         0.132       0.067        0.067       0.029
Net realized and
 unrealized gain                                                                       0.798       0.803        0.793       0.931
                                                                                     -------     -------      -------     -------
   Total from Investment
      Operations                                                                       0.930       0.870        0.860       0.960
                                                                                     -------     -------      -------     -------
Net asset value -
  End of period                                                                      $10.930     $10.870      $10.860     $10.940
                                                                                     =======     =======      =======     =======
Total return (e)(f)(g)                                                                  9.30%       8.70%        8.60%       9.62%
                                                                                     =======     =======      =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                                                                         0.30%       1.05%        1.05%       0.05%
Net investment income (h)(i)                                                            1.49%       0.74%        0.74%       1.55%
Fees and expenses waived
  or borne by the
  Advisor/Administrator (h)(i)                                                          0.73%       0.73%        0.73%       1.33%
Portfolio turnover (g)                                                                     7%          7%           7%          7%
Net assets at end
  of period (000)                                                                    $ 9,209     $ 8,706      $ 5,859     $   607

(a) Net of fees and expenses waived or borne by the Advisor/Administrator which amounted to:

                                                                                     $ 0.065     $ 0.065      $ 0.065     $ 0.024

(b)  The Fund commenced investment operations on January 29, 1999.

(c) Class Z shares were initially offered on September 29, 1999. Per share data reflects activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(i)  Annualized.


See notes to financial statements.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Trustees of Liberty Funds Trust IV and Shareholders of:

Liberty Counselor Select Income Portfolio
Liberty Counselor Select Balanced Portfolio
Liberty Counselor Select Growth Portfolio


We have audited the accompanying statements of assets and liabilities of the Liberty Counselor Select Income Portfolio (formerly, Colonial Counselor Select Income Portfolio), Liberty Counselor Select Balanced Portfolio (formerly, Colonial Counselor Select Balanced Portfolio), and Liberty Counselor Select Growth Portfolio (formerly, Colonial Counselor Select Growth Portfolio), (three of the series constituting Liberty Funds Trust IV [the "Trust"]), including the investment portfolios, as of November 30, 2000, and the related statements of operations for the year ended November 30, 2000, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2000 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned series of Liberty Funds Trust IV at November 30, 2000, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
March 19, 2001